Income Taxes (Details)	12 Months Ended			36 Months Ended		12 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
PRC tax rate differential, preferential rate		6.85%	6.35%		6.85%			4.48%
Cayman Islands and British Virgin Islands
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)		0.00%	0.00%		0.00%			0.00%
PRC
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)								10.00%
Income tax rate (as a percent)	25.00%
PRC | Tianwei Yingli
Income Taxes
Preferential income tax rate (as a percent)		15.00%	15.00%	15.00%
PRC | Yingli China
Income Taxes
Preferential income tax rate (as a percent)				15.00%	15.00%
PRC | Yingli Hainan
Income Taxes
Preferential income tax rate (as a percent)							12.50%
Exemption period for income tax rate						2 years
Exemption period for half of the income tax rate starting from first profit-making year						3 years
PRC | Yingli Tianjin, Yingli Lixian and Yingli Hengshui
Income Taxes
Preferential income tax rate (as a percent)							15.00%
Germany
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)								26.375%
Corporation income tax rate (as a percent)								15.00%
Solidarity surcharge on corporation income taxes (as a percent)								5.50%
Germany | Yingli South East Europe
Income Taxes
Trade income tax rate (as a percent)								12.775%
Aggregate statutory income tax rate (as a percent)								28.60%
Germany | Yingli Europe
Income Taxes
Trade income tax rate (as a percent)								17.15%
Aggregate statutory income tax rate (as a percent)								32.975%
USA
Income Taxes
Federal corporation tax rate (as a percent)								34.00%
State corporation tax rate (as a percent)								6.60%
Aggregate statutory income tax rate (as a percent)								38.40%